Other Current Liabilities - Schedule of Other Current Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Current Liabilities [Abstract]
Accrued expenses	$ 793,873	$ 674,949
Advance from customers	147,849	3,434,075
Other payables	2,727,401	2,001,714
Total	$ 3,669,123	$ 6,110,738